Nov. 22, 2019
Emerging Domestic Opportunities Series Fund
Emerging Domestic Opportunities Series Fund
GMO SERIES TRUST Supplement dated November 22, 2019 to the GMO Series Trust Prospectus dated June 30, 2019
GMO Emerging Domestic Opportunities Series Fund Effective November 22, 2019, the section on page 54 of the Prospectus captioned “Shareholder fees” is deleted.